Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	$ (5,252,785)	$ (858,611)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Amortization of intangible assets	418	644
Amortization of right of use assets	69,388	92,625
Allowance for credit loss	257,166	(178,221)
Change in operating assets and liabilities:
Accounts receivable	(4,146,299)	296,942
Prepayments	1,271,587	3,645
Other receivables	1,098,661	1,890,096
Account and other payables	11,847,275	(3,514,351)
Tax payables	(12,260)
Due to related party	328,300
Current operating lease liabilities	(10,227)	(155,774)
Net cash provided by (used in) operating activities	5,451,224	(2,423,005)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement	4,625,538
Net cash provided by financing activities	4,625,538
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	27,454	44,124
CHANGE IN CASH AND CASH EQUIVALENTS	10,104,216	(2,378,881)
CASH AND CASH EQUIVALENTS, beginning of year	1,931,174	5,559,276
CASH AND CASH EQUIVALENTS, end of year	12,035,390	3,180,395
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest expense
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Initial recognition of right-of-use assets and lease liabilities, net of disposal		$ 460,249